Reverse Repurchase Agreements and Repurchase Agreements (Tables)	12 Months Ended
Dec. 31, 2025
Repurchase And Reverse Repurchase Agreements [Abstract]
Disclosure of detailed information about repurchase and reverse repurchase agreements

	2025	2024
	$m	$m
Reverse repurchase agreements	3,117.1	2,490.4
Repurchase agreements	(4,148.9)	(2,305.8)
	(1,031.8)	184.6